OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Mark-to-market asset on interest rate swaps (note 20)	8,736	—
Operating lease right-of-use-assets (1)	899	2,758
Others(2)	859	—
Other non-current assets	10,494	2,758

(1) Operating lease right-of-use-assets mainly comprise of our office leases.

(2) Included in “others” as of December 31, 2022 is the non-current portion of compensation of the debt guarantees provided by Golar of the payment obligations of two of the acquired subsidiaries' debt relating to two LNG carriers, Golar Ice and Golar Kelvin.